Financial instruments - Fair values of listed and non-listed equity investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€) item
Financial instruments
Amount of gains transferred from OCI to retained earnings	€ 11,385
Financial assets	5,287,266	€ 5,450,851
Equity investments
Financial instruments
Financial assets	€ 248,650	€ 237,248
Listed equity investments
Financial instruments
Number of equity investments | item	1	1
Non-listed equity investments
Financial instruments
Number of equity investments | item	12	12
FVOCI - Assets
Financial instruments
Financial assets	€ 354,865	€ 312,808
FVOCI - Assets | Equity investments
Financial instruments
Financial assets	56,911	50,975
FVOCI - Assets | Listed equity investments
Financial instruments
Financial assets	11,911	13,110
FVOCI - Assets | Non-listed equity investments
Financial instruments
Financial assets	€ 45,000	€ 37,865